AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2023
	Shares	Value
Common Stocks - 96.1%
Communication Services - 2.6%
Cable One, Inc.	1,837	$1,451,010
Liberty Latin America, Ltd., Class A*	101,626	1,000,000
Liberty Latin America, Ltd., Class C*	97,326	958,661
Yelp, Inc.*	111,768	3,521,810

Total Communication Services		6,931,481
Consumer Discretionary - 12.6%
Advance Auto Parts, Inc.	45,720	6,962,242
Asbury Automotive Group, Inc.*	16,915	3,721,300
Leslie's, Inc.*	250,992	3,887,866
LKQ Corp.	178,450	10,521,412
Murphy USA, Inc.	13,902	3,781,761
Polaris, Inc.[1]	30,804	3,537,531
Sleep Number Corp.*,1	28,266	971,785

Total Consumer Discretionary		33,383,897
Consumer Staples - 5.5%
BJ's Wholesale Club Holdings, Inc.*	88,234	6,394,318
Ingles Markets, Inc., Class A	40,415	3,839,425
Molson Coors Beverage Co., Class B	80,667	4,241,471

Total Consumer Staples		14,475,214
Energy - 5.3%
Chesapeake Energy Corp.[1]	14,205	1,231,858
HF Sinclair Corp.	42,938	2,443,172
Ovintiv, Inc.	24,067	1,184,818
Permian Resources Corp.	433,221	4,709,112
SM Energy Co.	78,564	2,582,399
World Fuel Services Corp.	64,782	1,833,331

Total Energy		13,984,690
Financials - 14.7%
American Equity Investment Life Holding Co.	79,241	3,775,834
Axis Capital Holdings, Ltd. (Bermuda)	80,815	5,056,595
Cannae Holdings, Inc.*	291,480	7,123,771
CNA Financial Corp.	63,176	2,751,947
Genworth Financial, Inc., Class A*	866,799	4,784,730
NMI Holdings, Inc., Class A*	112,976	2,624,432
Radian Group, Inc.	127,601	2,819,982
White Mountains Insurance Group, Ltd.	6,550	10,008,138

Total Financials		38,945,429
Health Care - 6.3%
Bausch + Lomb Corp. (Canada)*	127,144	2,191,963
Computer Programs and Systems, Inc.*	68,280	2,006,066
ICU Medical, Inc.*,1	7,032	1,358,793
	Shares	Value

Patterson Cos., Inc.	86,734	$2,618,499
Pediatrix Medical Group, Inc.*	116,122	1,782,473
Premier, Inc., Class A	202,695	6,761,905

Total Health Care		16,719,699
Industrials - 29.1%
Air Transport Services Group, Inc.*	388,217	10,990,423
Alight, Inc., Class A*	474,239	4,453,104
Argan, Inc.	87,169	3,398,719
Armstrong World Industries, Inc.	69,619	5,389,207
Atkore, Inc.*	57,493	7,488,463
Comfort Systems USA, Inc.	25,602	3,098,866
CoreCivic, Inc.*	437,205	4,651,861
Dun & Bradstreet Holdings, Inc.	309,941	4,540,636
Esab Corp.	26,557	1,535,260
IAA, Inc.*	91,801	3,830,856
McGrath RentCorp	34,064	3,390,731
MDU Resources Group, Inc.	137,247	4,242,305
MSC Industrial Direct Co., Inc., Class A	16,371	1,353,882
SP Plus Corp.*	103,657	3,908,905
UniFirst Corp.	38,596	7,658,990
Univar Solutions, Inc.*	130,279	4,492,020
Viad Corp.*	92,649	2,737,778

Total Industrials		77,162,006
Information Technology - 15.0%
ACI Worldwide, Inc.*	186,473	5,208,191
DXC Technology Co.*	74,408	2,137,742
ePlus, Inc.*	100,413	4,998,559
EVERTEC, Inc. (Puerto Rico)	99,728	3,683,952
Ituran Location and Control, Ltd. (Israel)	43,040	944,728
NCR Corp.*	172,897	4,740,836
TD SYNNEX Corp.	74,443	7,604,353
Verra Mobility Corp.*,1	77,987	1,203,339
Vontier Corp.	173,310	3,991,329
WEX, Inc.*	29,070	5,377,078

Total Information Technology		39,890,107
Materials - 1.7%
Axalta Coating Systems, Ltd.*	98,032	2,950,763
TriMas Corp.	55,202	1,699,670

Total Materials		4,650,433
Real Estate - 0.7%
Newmark Group, Inc., Class A	221,547	1,898,658
Utilities - 2.6%
Southwest Gas Holdings, Inc.	39,026	2,612,010

AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Utilities - 2.6% (continued)
Vistra Corp.	187,876	$4,332,421

Total Utilities		6,944,431

Total Common Stocks (Cost $208,206,514)		254,986,045
Short-Term Investments - 3.8%
Other Investment Companies - 3.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%[2]	4,030,088	4,030,088
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.30%[2]	6,045,132	6,045,132

Total Short-Term Investments (Cost $10,075,220)		10,075,220
Value

Total Investments - 99.9% (Cost $218,281,734)	$265,061,265
Other Assets, less Liabilities - 0.1%	274,737
Net Assets - 100.0%	$265,336,002

*	Non-income producing security.
[1]	Some of this security, amounting to $6,107,060 or 2.3% of net assets, was out on loan to various borrowers and is collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the January 31, 2023, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$254,986,045	—	—	$254,986,045
Short-Term Investments
Other Investment Companies	10,075,220	—	—	10,075,220
Total Investments in Securities	$265,061,265	—	—	$265,061,265

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2023, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$6,107,060	—	$6,046,824	$6,046,824
The following table summarizes the securities received as collateral for securities lending at January 31, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.750%	07/15/23-11/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.